Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 1.2%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 02/08/21)(a)	$150	$70,500
Arcor SAIC, 6.00%, 07/06/23 (Call 07/06/21)(a)	325	302,276
Arcos Dorados Holdings Inc., 5.88%, 04/04/27 (Call 04/04/22)(a)	200	209,812
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/22)(a)	300	195,656
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(a)	450	369,000
Stoneway Capital Corp., 10.00%, 03/01/27 (Call 03/01/22)(a)(b)	266	101,123
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(a)	300	262,500
YPF SA
6.95%, 07/21/27(a)	710	430,216
7.00%, 12/15/47 (Call 06/15/47)(a)	350	197,531
8.50%, 07/28/25(a)	700	471,625
8.50%, 07/28/25 (Call 03/27/29)(a)(c)	300	183,563
8.75%, 04/04/24(a)	680	502,350
		3,296,152

Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	400	384,004

Bahrain — 0.2%
BBK BSC, 5.50%, 07/09/24(a)	600	617,250

Brazil — 6.1%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)(a)	150	157,655
Banco Bradesco SA/Cayman Islands, 3.20%, 01/27/25(a)	200	207,810
Banco BTG Pactual SA/Cayman Islands, 4.50%, 01/10/25 (Call 12/10/24)(a)	200	209,360
Banco do Brasil SA/Cayman
4.63%, 01/15/25(a)	200	215,250
4.75%, 03/20/24(a)	400	428,780
6.25%, (Call 04/15/24)(a)(d)(e)	200	199,000
9.00%, (Call 06/18/24)(a)(d)(e)	200	223,310
9.25%, 12/31/49 (Call 04/15/23)(a)	200	218,875
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(a)	200	207,563
4.50%, 01/31/30(a)	400	405,460
5.88%, 01/31/50(a)	200	202,450
BRF SA, 4.88%, 01/24/30 (Call 10/24/29)(a)	200	211,636
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	200	230,725
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)	200	206,088
Cosan Ltd., 5.50%, 09/20/29 (Call 09/20/24)(a)	200	214,700
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(a)	400	430,010
CSN Resources SA
7.63%, 02/13/23 (Call 03/01/21)(a)	200	207,188
7.63%, 04/17/26 (Call 04/17/22)(a)	200	214,436
Embraer Netherlands Finance BV
5.05%, 06/15/25	227	237,782
5.40%, 02/01/27	150	156,825
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(c)	100	114,183
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)(a)	200	213,130
Gerdau Trade Inc., 4.88%, 10/24/27(a)	200	228,562
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(a)	200	209,325
Gol Finance SA, 7.00%, 01/31/25 (Call 01/31/22)(a)	100	87,605
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)	200	218,325
Security	Par (000)	Value

Brazil (continued)
Itau Unibanco Holding SA/Cayman Island
4.50%, 11/21/29 (Call 11/21/24)(a)(e)	$200	$205,150
4.63%, (Call 02/27/25)(a)(d)(e)	200	190,750
5.13%, 05/13/23(a)(c)	200	214,150
6.50%, (Call 03/19/23)(a)(d)(e)	200	204,625
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/15/22)(a)	400	424,400
7.00%, 01/15/26 (Call 01/15/22)(a)	200	214,500
JSM Global Sarl, 4.75%, 10/20/30 (Call 07/20/30)(a)	200	210,437
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(f)	200	199,320
5.75%, 04/03/29 (Call 01/03/29)(a)	200	230,000
MARB BondCo PLC
3.95%, 01/29/31 (Call 01/29/26)(f)	200	198,950
6.88%, 01/19/25 (Call 02/16/21)(a)(c)	200	206,375
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(a)	200	210,114
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/14/22)(a)	200	214,700
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 03/01/21)(a)(g)	255	76,811
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 12/01/21)(a)(g)	170	25,218
Oi SA, 10.00%, (4.00% PIK), 07/27/25(g)	225	233,775
Petrobras Global Finance BV
4.38%, 05/20/23(c)	100	107,188
5.09%, 01/15/30	600	655,350
5.30%, 01/27/25	100	113,700
5.60%, 01/03/31 (Call 10/03/30)	400	444,400
5.63%, 05/20/43	100	107,156
5.75%, 02/01/29(c)	250	289,312
6.00%, 01/27/28	200	233,750
6.25%, 03/17/24	100	114,031
6.75%, 01/27/41	100	118,438
6.75%, 06/03/50 (Call 12/03/49)	250	291,000
6.85%, 06/05/2115(c)	300	349,950
6.88%, 01/20/40	148	177,554
6.90%, 03/19/49	400	479,300
7.25%, 03/17/44	275	336,435
7.38%, 01/17/27(c)	250	311,712
8.75%, 05/23/26	200	263,250
Rede D’or Finance Sarl, 4.95%, 01/17/28 (Call 10/17/27)(a)	200	211,375
Rumo Luxembourg Sarl, 5.88%, 01/18/25 (Call 01/18/22)(a)	200	211,125
St. Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(a)	200	233,730
Suzano Austria GmbH
3.75%, 01/15/31 (Call 10/15/30)	300	317,310
5.00%, 01/15/30 (Call 10/15/29)	200	225,352
6.00%, 01/15/29 (Call 10/15/28)	200	239,250
7.00%, 03/16/47 (Call 09/16/46)(a)(c)	200	264,712
Ultrapar International SA, 5.25%, 06/06/29(a)	200	217,687
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(a)	200	213,650
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	200	218,630
6.25%, 08/10/26	200	245,187
6.88%, 11/21/36	300	429,315
6.88%, 11/10/39	250	363,047
		16,898,204

Chile — 3.7%
AES Gener SA, 7.13%, 03/26/79 (Call 04/07/24)(a)(e)	400	439,500
Antofagasta PLC, 2.38%, 10/14/30 (Call 07/14/30)(a)	200	203,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile (continued)
Banco de Credito e Inversiones SA
3.50%, 10/12/27(a)(c)	$200	$221,313
4.00%, 02/11/23(a)	200	211,900
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(a)(c)	450	474,592
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(a)	400	450,000
4.25%, 04/30/29 (Call 01/30/29)(a)	400	448,500
4.50%, 08/01/24 (Call 05/01/24)	200	219,125
5.15%, 01/29/50 (Call 07/29/49)(a)	200	234,250
5.50%, 04/30/49 (Call 10/30/48)(a)(c)	200	242,500
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)	600	671,250
5.15%, 02/12/25 (Call 11/12/24)(a)	200	223,080
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)	200	214,125
3.95%, 10/11/27 (Call 07/11/27)(a)	400	446,625
Empresa Electrica Guacolda SA, 4.56%, 04/30/25 (Call 01/30/25)(a)	200	181,563
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(a)	600	668,250
4.88%, 10/30/24 (Call 07/30/24)(a)	400	431,000
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	200	222,750
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	500	585,781
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(a)	400	431,000
GNL Quintero SA, 4.63%, 07/31/29(a)	600	665,400
Inversiones CMPC SA
3.85%, 01/13/30 (Call 10/13/29)(a)	200	221,500
4.38%, 04/04/27(a)	400	449,550
Inversiones CMPC SA/Cayman Islands Branch, 4.38%,
05/15/23 (Call 02/15/23)(a)(c)	400	424,625
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 11/26/21)(a)	200	214,375
SACI Falabella, 3.75%, 04/30/23(a)	200	210,875
VTR Comunicaciones SpA, 5.13%, 01/15/28 (Call 07/15/23)(a)	400	426,250
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(a)	400	434,010
		10,266,689

China — 8.7%
Agile Group Holdings Ltd., 8.38%, (Call 12/04/23)(a)(d)(e)	200	211,625
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	300	331,353
3.60%, 11/28/24 (Call 08/28/24)	400	435,832
4.00%, 12/06/37 (Call 06/06/37)	200	225,687
4.20%, 12/06/47 (Call 06/06/47)	200	234,312
Amipeace Ltd., 2.50%, 12/05/24(a)	200	209,250
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)	400	426,218
4.13%, 06/30/25	200	222,312
Bank of China Ltd., 5.00%, 11/13/24(a)	400	449,875
Bank of China Ltd./Hong Kong
1.08%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(e)	200	200,164
3.88%, 06/30/25(a)	200	222,312
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(d)(e)	200	205,000
Bank of Communications Co. Ltd./Hong Kong, 1.07%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(e)	200	200,088
Bocom Leasing Management Hong Kong Co. Ltd., 1.31%, 12/10/24, (3 mo. LIBOR US + 1.075%)(a)(e)	200	196,250
CCBL Cayman 1 Corp. Ltd., 1.99%, 07/21/25(a)	200	201,783
CCCI Treasure Ltd., 3.43%, (Call 11/21/24)(a)(d)(e)	200	196,813
CFLD Cayman Investment Ltd., 8.05%, 01/13/25(a)	200	72,000
Security	Par (000)	Value

China (continued)
China Cinda 2020 I Management Ltd., 2.50%, 03/18/25 (Call 02/18/25)(a)	$200	$206,215
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)	200	220,812
China Cinda Finance 2017 I Ltd.
3.88%, 02/08/23(a)	200	210,096
4.75%, 02/21/29(a)	200	230,937
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(e)	200	215,687
China Construction Bank Corp./Hong Kong, 1.25%, 08/04/25(a)	200	200,188
China Evergrande Group
7.50%, 06/28/23 (Call 03/01/21)(a)	400	345,800
8.75%, 06/28/25 (Call 06/28/21)(a)	200	163,250
10.50%, 04/11/24 (Call 04/11/22)(a)	200	181,313
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30(a)	200	194,688
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25 (Call 05/17/25)(a)	200	200,851
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(a)	200	226,875
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/23(a)	200	211,782
China Resources Land Ltd., 4.13%, 02/26/29(a)	200	218,812
China SCE Group Holdings Ltd., 7.38%, 04/09/24 (Call 04/09/22)(a)	200	210,125
China State Construction Finance Cayman Ltd., 6.00%, (Call 12/03/21)(a)(d)(e)	200	205,688
CIFI Holdings Group Co. Ltd., 6.00%, 07/16/25 (Call 01/16/23)(a)	200	212,500
CITIC Ltd.
2.85%, 02/25/30(a)	200	205,875
3.88%, 02/28/27(a)	200	219,500
CMB International Leasing Management Ltd., 1.88%, 08/12/25(a)	200	198,995
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23)(a)(d)(e)	200	203,000
4.38%, 08/06/23(a)	200	214,058
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29).	200	205,188
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	200	216,812
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	224,812
CNOOC Petroleum North America ULC
6.40%, 05/15/37	375	494,180
7.50%, 07/30/39	200	297,625
CNPC General Capital Ltd., 3.40%, 04/16/23(a)	200	209,875
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 06/17/25)(a)	200	202,302
COSL Singapore Capital Ltd., 4.50%, 07/30/25(a)	200	220,000
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(a)	200	202,438
4.20%, 02/06/26 (Call 02/06/24)(a)	200	211,312
7.25%, 04/08/26 (Call 04/08/23)(a)	400	451,300
CRCC Yuxiang Ltd., 3.50%, 05/16/23(a)	200	208,938
Franshion Brilliant Ltd., 4.00%, (Call 01/03/23)(a)(d)(e)	200	201,125
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	200	222,687
4.75%, 04/27/27(a)	400	453,125
Huarong Finance 2019 Co. Ltd.
3.75%, 05/29/24 (a)	400	423,624
4.50%, 05/29/29(a)	200	219,764
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(a)	400	450,672
ICBCIL Finance Co. Ltd., 3.75%, 03/05/24(a)	200	214,062

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
Industrial & Commercial Bank of China Ltd./London, 1.07%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(e)	$400	$400,787
Industrial & Commercial Bank of China Ltd./Singapore, 1.05%, 04/25/24, (3 mo. LIBOR US + 0.830%)(a)(e)	400	400,409
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(e)	400	414,750
Inventive Global Investments Ltd., 1.65%, 09/03/25(a)	200	199,195
JD.com Inc., 3.88%, 04/29/26	200	221,937
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29 (Call 06/24/29)(a)	200	211,187
Kaisa Group Holdings Ltd.
9.38%, 06/30/24 (Call 06/30/21)(a)	400	379,800
10.50%, 01/15/25 (Call 01/15/23)(a)	200	195,750
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)	200	212,138
4.75%, 03/29/23(a)	200	211,687
Longfor Group Holdings Ltd., 3.95%, 09/16/29(a)	200	217,375
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(f)	200	207,922
Poly Developments and Holdings Group Co. Ltd., 3.88%, 03/25/24(a)	200	210,313
Prosus NV
4.85%, 07/06/27 (Call 04/06/27)(a)(c)	600	685,875
5.50%, 07/21/25 (Call 04/21/25)(a)	600	686,625
Proven Honour Capital Ltd.
4.13%, 05/19/25(a)	200	209,000
4.13%, 05/06/26(a)	200	209,625
SF Holding Investment Ltd., 2.88%, 02/20/30(a)	200	208,313
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(a)	200	200,500
Shimao Group Holdings Ltd., 5.60%, 07/15/26 (Call 07/15/23)(a)	400	439,375
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(a)	200	222,937
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(a)	400	416,750
State Elite Global Ltd., 0.99%, 10/24/24, (3 mo. LIBOR US + 0.770%)(a)(e)	200	199,063
Sunac China Holdings Ltd., 6.50%, 01/10/25 (Call 01/10/23)(a)	200	200,938
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)(c)	400	405,875
2.39%, 06/03/30 (Call 03/03/30)(a)(c)	200	201,688
3.60%, 01/19/28 (Call 10/19/27)(a)(c)	300	327,831
3.93%, 01/19/38 (Call 07/19/37)(a)	400	444,625
3.98%, 04/11/29 (Call 01/11/29)(a)	200	225,250
4.53%, 04/11/49 (Call 10/11/48)(a)	200	246,125
Vanke Real Estate Hong Kong Co. Ltd.
4.15%, 04/18/23(a)	200	210,438
4.20%, 06/07/24(a)	200	215,687
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(c)	200	205,813
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(d)(e)	200	201,938
Yuzhou Group Holdings Co. Ltd., 7.38%, 01/13/26 (Call 01/13/24)(a)	200	210,000
		24,325,283

Colombia — 4.4%
AI Candelaria Spain SLU, 7.50%, 12/15/28 (Call 09/15/28)(a)	500	574,200
Banco de Bogota SA
4.38%, 08/03/27 (Call 05/03/27)(a)	350	377,038
5.38%, 02/19/23(a)(c)	200	212,500
6.25%, 05/12/26(a)	400	451,000
Security	Par (000)	Value

Colombia (continued)
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	$200	$206,000
4.63%, 12/18/29 (Call 12/18/24)(c)(e)	400	412,496
4.88%, 10/18/27 (Call 10/18/22)(c)(e)	600	609,750
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(a)(c)	400	430,500
Ecopetrol SA
4.13%, 01/16/25	633	681,741
5.38%, 06/26/26 (Call 03/26/26)	735	834,041
5.88%, 09/18/23	950	1,054,082
5.88%, 05/28/45	1,100	1,251,140
6.88%, 04/29/30 (Call 01/29/30)	950	1,181,800
7.38%, 09/18/43	400	518,000
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	400	411,700
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)(a)	400	453,500
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(f)	200	212,000
5.13%, 01/15/28 (Call 09/15/22)(a)	200	209,940
6.25%, 03/25/29 (Call 03/25/24)(a)(c)	400	444,050
6.63%, 10/15/26 (Call 10/15/21)(a)	200	214,375
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(a)	200	215,650
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)(c)	200	210,950
SURA Asset Management SA, 4.88%, 04/17/24(a)	200	218,550
Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(a)	400	436,000
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)	400	465,120
		12,286,123

Congo — 0.2%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/22)(a)	600	638,813

Ghana — 0.2%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(a)	400	396,000
Tullow Oil PLC, 7.00%, 03/01/25 (Call 03/01/21)(a)	400	262,340
		658,340

Guatemala — 0.1%
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(a)	300	317,063

Hong Kong — 5.1%
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(a)(c)	600	623,040
3.38%, 04/07/30 (Call 01/07/30)(a)	200	221,338
3.60%, 04/09/29 (Call 01/09/29)(a)	200	223,000
3.90%, 04/06/28 (Call 01/06/28)(a)	200	225,312
4.50%, 03/16/46 (Call 09/16/45)(a)	200	254,187
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(d)(e)	600	652,500
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25)(a)(d)(e)	250	252,797
Bank of East Asia Ltd. (The)
4.00%, 11/03/26 (Call 11/03/21)(a)(e)	200	202,125
5.83%, (Call 10/21/25)(a)(d)(e)	250	267,000
5.88%, (Call 09/19/24)(a)(d)(e)	250	263,359
Celestial Dynasty Ltd., 4.25%, 06/27/29(a)	400	410,750
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(a)(d)(e)	200	210,188
China CITIC Bank International Ltd., 7.10%, (Call 11/06/23)(a)(d)(e)	200	218,375
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	200	217,062

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong (continued)
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(a)	$200	$212,625
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(a)(c)	200	215,248
3.38%, 09/06/49 (Call 03/06/49)(a)	200	220,687
3.63%, 04/11/29 (Call 01/11/29)(a)	400	450,073
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(a)	600	626,062
CLP Power Hong Kong Financing Ltd., 2.13%, 06/30/30(a)	200	202,040
Elect Global Investments Ltd., 4.10%, (Call 06/03/25)(a)(d)(e)	200	200,000
FWD Group Ltd.
0.00%, (Call 06/15/22)(a)(d)(e)(h)	200	170,500
5.75%, 07/09/24(a)	200	209,625
Henderson Land MTN Ltd., 2.38%, 05/27/25(a)	200	202,646
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(a)	200	212,687
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(a)	200	196,563
2.88%, 05/03/26(a)	200	214,687
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30 (Call 02/27/30)(a)	200	209,750
HPHT Finance 19 Ltd., 2.88%, 11/05/24(a)	200	209,313
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)	600	662,062
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	100	154,700
Hysan MTN Ltd., 2.82%, 09/04/29(a)	200	205,688
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	200	217,250
Industrial & Commercial Bank of China Asia Ltd., 4.25%, (Call 07/21/21)(a)(d)(e)	400	403,500
Li & Fung Ltd.
4.38%, 10/04/24 (Call 09/04/24)(a)	200	204,188
4.50%, 08/18/25 (Call 07/18/25)(a)	400	410,000
Link Finance Cayman 2009 Ltd. (The), 3.60%, 09/03/24(a)	200	213,625
MTR Corp. Ltd., 1.63%, 08/19/30(a)	400	392,375
Nan Fung Treasury III Ltd., 5.00%, (Call 09/10/23)(a)(d)	200	201,438
Nan Fung Treasury Ltd., 3.63%, 08/27/30(a)	200	201,688
Nanyang Commercial Bank Ltd., 5.00%, (Call 06/02/22)(a)(d)(e)	350	355,250
New World China Land Ltd., 4.75%, 01/23/27(a)	200	209,938
NWD Finance BVI Ltd.
4.80%, (Call 09/09/23)(a)(d)	200	195,500
5.25%, (Call 03/22/26)(a)(d)(e)	200	212,000
6.25%, (Call 03/07/24)(a)(d)	200	206,375
NWD MTN Ltd.
4.13%, 07/18/29(a)	200	206,063
4.50%, 05/19/30(a)	200	210,937
OVPH Ltd., 5.88%, (Call 03/01/21)(a)(d)	200	200,500
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(a)	200	210,250
Sun Hung Kai Properties Capital Market Ltd., 2.88%, 01/21/30(a)	200	210,125
Swire Pacific Mtn Financing HK Ltd., 2.88%, 01/30/30 (Call 10/30/29)(a)	200	206,813
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(a)	200	217,437
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(a)	200	217,625
		14,118,866

India — 4.6%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	400	417,348
5.95%, 07/31/24(a)	200	214,313
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	400	418,750
Security	Par (000)	Value

India (continued)
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	$200	$222,025
Adani Ports & Special Economic Zone Ltd.
3.38%, 07/24/24(a)	200	209,438
4.00%, 07/30/27 (Call 06/30/27)(a)	200	215,812
4.20%, 08/04/27 (Call 02/04/27)(a)(c)	400	434,740
Adani Transmission Ltd., 4.00%, 08/03/26(a)	200	216,312
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(a)	200	209,688
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a)	400	441,750
Bharti Airtel Ltd., 4.38%, 06/10/25(a)	400	434,500
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(a)	200	210,508
Delhi International Airport Ltd., 6.13%, 10/31/26(a)	400	406,250
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(a)	200	171,563
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25 (Call 01/29/21)(a)	200	205,438
5.95%, 07/29/26 (Call 07/29/22)(a)	400	430,125
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	214,188
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(a)	450	490,781
Indian Oil Corp. Ltd., 4.75%, 01/16/24(a)	400	432,125
Indian Railway Finance Corp. Ltd.
3.25%, 02/13/30(a)(c)	200	208,980
3.73%, 03/29/24(a)	200	213,188
3.84%, 12/13/27(a)	200	220,750
Network i2i Ltd., 5.65%, (Call 01/15/25)(a)(d)(e)	200	211,563
NTPC Ltd.
4.25%, 02/26/26(a)	200	218,375
4.38%, 11/26/24(a)	200	217,437
Oil India International Pte Ltd., 4.00%, 04/21/27(a)	200	215,437
Oil India Ltd., 5.38%, 04/17/24(a)	200	221,312
ONGC Videsh Ltd., 4.63%, 07/15/24(a)	200	218,687
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(a)	200	216,187
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	400	424,000
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)	200	209,948
4.50%, 06/18/29(a)	400	435,125
REC Ltd.
3.38%, 07/25/24(a)	200	209,375
5.25%, 11/13/23(a)	400	435,875
Reliance Industries Ltd.
3.67%, 11/30/27(a)	250	281,406
4.13%, 01/28/25(a)	250	276,802
4.88%, 02/10/45(a)	250	309,844
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 03/12/21)(a)	200	210,750
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(f)	200	198,500
State Bank of India/London
4.38%, 01/24/24(a)	400	434,000
4.88%, 04/17/24(a)	200	220,562
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (Call 04/23/23)(a)	200	164,125
13.88%, 01/21/24 (Call 12/21/22)(f)	400	428,900
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(a)	200	151,563
7.13%, 05/31/23(a)	200	168,563
		12,716,908

Indonesia — 2.6%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(a)	250	258,047
Bank Mandiri Persero Tbk PT
3.75%, 04/11/24(a)	200	211,813
4.75%, 05/13/25(a)	600	665,062

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT
3.95%, 03/28/24(a)	$200	$214,313
4.63%, 07/20/23(a)	200	214,750
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 09/14/21)(a)	200	206,938
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(a)	250	254,609
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/22)(a)	500	535,000
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	375	453,302
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(a)	200	202,750
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(a)(c)	400	425,750
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 01/30/22)(a)	400	415,750
Minejesa Capital BV
4.63%, 08/10/30(a)	800	856,960
5.63%, 08/10/37(a)	400	436,728
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)	600	660,000
Saka Energi Indonesia PT, 4.45%, 05/05/24(a)	400	369,375
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	400	446,000
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (Call 04/24/26)(a)	363	408,150
		7,235,297

Israel — 3.4%
Bank Leumi Le-Israel BM, 3.28%, 01/29/31 (Call 01/29/26)(e)(f)	400	418,164
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(f)	350	461,016
Israel Electric Corp. Ltd.
4.25%, 08/14/28(f)	600	681,756
6.88%, 06/21/23(a)	200	225,938
Series 6, 5.00%, 11/12/24(f)	600	677,664
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(f)	200	212,000
6.13%, 06/30/25 (Call 03/30/25)(f)	400	440,468
6.50%, 06/30/27 (Call 12/30/26)(f)	200	224,584
6.75%, 06/30/30 (Call 12/30/29)(f)	200	227,400
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	400	438,500
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	1,486	1,468,911
3.15%, 10/01/26(c)	1,651	1,572,577
4.10%, 10/01/46(c)	940	821,800
6.00%, 04/15/24 (Call 01/15/24)	500	525,775
6.75%, 03/01/28 (Call 12/01/27)	700	780,937
7.13%, 01/31/25 (Call 10/31/24)	400	442,000
		9,619,490

Jamaica — 0.5%
Digicel Group 0.5 Ltd. (2.00% PIK), 10.00%, 04/01/24 (Call 02/12/21)(g)	450	424,099
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24 (Call 05/25/21)(a)	750	782,203
Digicel Ltd., 6.75%, 03/01/23 (Call 02/12/21)(a)	400	323,875
		1,530,177

Jordan — 0.1%
Hikma Finance USA LLC, 3.25%, 07/09/25(a)	200	208,630
Security	Par (000)	Value

Kazakhstan — 0.4%
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30 (Call 02/15/30)(a)	$600	$624,600
4.00%, 08/15/26(a)(c)	500	547,969
		1,172,569

Kuwait — 1.8%
Boubyan Sukuk Ltd., 2.59%, 02/18/25(a)	400	413,875
Burgan Bank SAK
2.75%, 12/15/31 (Call 09/15/26)(a)(e)	400	392,600
5.75%, (Call 07/09/24)(a)(d)(e)	200	206,438
Equate Petrochemical BV, 4.25%, 11/03/26(a)	600	662,437
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(a)	200	212,937
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	417,625
4.50%, 02/23/27(a)	200	206,938
5.00%, 03/15/23(a)	200	208,750
MEGlobal Canada ULC
5.00%, 05/18/25(a)	600	668,625
5.88%, 05/18/30(a)	400	496,250
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(a)(d)(e)	400	411,800
NBK Tier 1 Financing Ltd., 5.75%, (Call 04/09/21)(a)(d)(e)	400	402,250
Warba Sukuk Ltd., 2.98%, 09/24/24(a)	200	209,562
		4,910,087

Luxembourg — 0.7%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	600	615,000
7.50%, 05/15/26 (Call 05/15/21)(a)	1,195	1,253,256
		1,868,256

Macau — 3.8%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 03/01/21)(a)(c)	204	209,141
5.25%, 04/26/26 (Call 04/26/22)(a)	200	207,000
5.38%, 12/04/29 (Call 12/04/24)(a)	600	626,437
5.63%, 07/17/27 (Call 07/17/22)(a)(c)	400	418,000
5.75%, 07/21/28 (Call 07/21/23)(a)	600	632,820
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/18/22)(a)	200	207,125
5.38%, 05/15/24 (Call 05/15/21)(a)	400	410,880
5.88%, 05/15/26 (Call 05/15/22)(a)	400	418,875
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	1,000	1,067,325
5.13%, 08/08/25 (Call 06/08/25)	1,000	1,119,253
5.40%, 08/08/28 (Call 05/08/28)	800	918,800
Series WI, 3.80%, 01/08/26 (Call 12/08/25)(f)(i)	400	423,208
Series WI, 4.38%, 06/18/30 (Call 03/18/30)(i)(j)(k)	600	660,666
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(f)	500	503,125
6.00%, 07/15/25 (Call 07/15/22)(a)	200	209,500
6.50%, 01/15/28 (Call 07/15/23)(a)	200	214,250
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 03/01/21)(a)	400	401,500
5.13%, 12/15/29 (Call 12/15/24)(a)	600	609,000
5.50%, 01/15/26 (Call 06/15/22)(a)	400	411,380
5.50%, 10/01/27 (Call 10/01/22)(a)	400	412,000
Wynn Macau Ltd. SR, 5.63%, 08/26/28 (Call 08/26/23)(a)	400	411,875
		10,492,160

Malaysia — 1.4%
Axiata SPV2 Bhd
2.16%, 08/19/30 (Call 05/19/30)(a)	200	200,466
4.36%, 03/24/26(a)	400	456,625

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Malaysia (continued)
Axiata Spv5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(a)	$400	$392,750
CIMB Bank Bhd, 1.00%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(e)	400	398,250
Gohl Capital Ltd., 4.25%, 01/24/27(a)	800	856,500
Malayan Banking Bhd, 1.02%, 08/16/24, (3 mo. LIBOR US + 0.800%)(a)(e)	600	597,750
Parkway Pantai Ltd., 4.25%, (Call 07/27/22)(a)(d)(e)	200	200,050
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(a)	400	434,250
4.85%, 11/01/28(a)	400	472,000
		4,008,641

Mexico — 5.6%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(a)	200	216,875
Alpek SAB de CV, 4.25%, 09/18/29 (Call 06/18/29)(a)	200	214,813
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	200	214,450
3.63%, 04/22/29 (Call 01/22/29)	200	223,875
4.38%, 07/16/42	200	241,937
4.38%, 04/22/49 (Call 10/22/48)(c)	400	496,208
6.13%, 03/30/40	400	577,000
6.38%, 03/01/35	200	295,524
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)	450	481,922
Banco Mercantil del Norte SA/Grand Cayman
6.75%, (Call 09/27/24)(a)(c)(d)(e)	200	211,875
7.63%, (Call 01/10/28)(a)(c)(d)(e)	200	219,500
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25(a)	350	400,312
5.95%, 10/01/28 (Call 10/01/23)(a)	400	434,580
BBVA Bancomer SA/Texas
4.38%, 04/10/24(a)	150	162,419
5.13%, 01/18/33 (Call 01/17/28)(a)(e)	200	212,020
5.88%, 09/13/34 (Call 09/13/29)(a)(e)	200	224,437
Becle SAB de CV, 3.75%, 05/13/25(a)	150	163,125
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(a)	200	193,075
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(f)	400	400,000
5.20%, 09/17/30 (Call 09/17/25)(a)	200	217,500
5.45%, 11/19/29 (Call 11/19/24)(a)(c)	200	217,200
5.70%, 01/11/25 (Call 03/01/21)(a)	200	203,500
7.38%, 06/05/27 (Call 06/05/23)(a)	200	225,700
7.75%, 04/16/26 (Call 02/16/21)(a)(c)	200	208,938
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	300	407,250
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)	187	218,874
Credito Real SAB de CV SOFOM ER, 8.00%, 01/21/28 (Call 01/21/25)(f)	200	206,450
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)	200	217,150
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(f)	200	208,000
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	450	481,977
4.38%, 05/10/43	150	181,031
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(a)	200	212,065
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 03/06/49)(a)	200	217,000
4.88%, 06/27/44(a)	200	242,375
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	234,494
5.25%, 05/24/49 (Call 11/24/48)(c)	200	245,625
Security	Par (000)	Value

Mexico (continued)
6.13%, 01/31/46 (Call 07/31/45)	$200	$269,585
6.63%, 03/18/25	100	120,993
6.63%, 01/15/40	120	164,513
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(a)	200	223,937
4.75%, 08/06/50 (Call 02/06/50)(a)	200	224,750
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(a)	200	213,000
4.88%, 01/14/48(a)	200	213,938
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28(f)	200	203,500
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)	200	226,250
Nemak SAB de CV, 4.75%, 01/23/25 (Call 03/01/21)(a)	200	206,000
Orbia Advance Corp. SAB de CV
4.00%, 10/04/27 (Call 07/04/27)(a)	200	219,438
5.50%, 01/15/48 (Call 07/15/47)(a)	200	235,437
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)(c)	400	436,375
Southern Copper Corp.
3.88%, 04/23/25	100	110,585
5.25%, 11/08/42	200	263,000
5.88%, 04/23/45	300	430,222
6.75%, 04/16/40(c)	400	590,396
7.50%, 07/27/35	200	299,750
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25 (Call 11/12/23)(f)	200	197,005
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(a)	400	446,650
5.25%, 01/30/26 (Call 10/30/25)(a)(c)	200	224,450
6.39%, 01/15/50 (Call 07/15/49)(a)	200	234,000
		15,482,850

Morocco — 0.6%
OCP SA
4.50%, 10/22/25(a)	800	864,464
5.63%, 04/25/24(a)	625	687,658
6.88%, 04/25/44(a)	200	260,312
		1,812,434

Nigeria — 0.3%
IHS Netherlands Holdco BV
7.13%, 03/18/25 (Call 09/18/21)(a)	400	417,875
8.00%, 09/18/27 (Call 09/18/22)(a)	300	323,340
		741,215

Oman — 0.5%
Bank Muscat SAOG, 4.88%, 03/14/23(a)	200	206,438
National Bank of Oman SAOG, 5.63%, 09/25/23(a)	400	415,875
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(a)	200	211,812
6.63%, 04/24/28(a)	500	546,719
		1,380,844

Panama — 1.0%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)	800	857,000
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)	400	447,375
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)	600	637,650
7.50%, 10/15/26 (Call 10/15/21)(a)(c)	200	211,500
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	200	216,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama (continued)
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)	$400	$424,000
		2,793,525

Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(c)(h)	295	227,967
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/22)(a)	400	424,500
		652,467

Peru — 2.0%
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(a)	600	625,312
3.13%, 07/01/30 (Call 07/01/25)(a)(e)	600	615,012
4.25%, 04/01/23(a)	100	106,813
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)	200	234,385
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)	200	207,563
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)	400	431,620
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(a)(c)	400	427,000
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)(c)	400	433,250
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(a)	400	440,000
5.88%, 07/05/34(a)	312	375,771
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)(a)	400	438,000
6.50%, 01/18/28 (Call 10/18/27)(a)	200	232,500
Orazul Energy Egenor SCA, 5.63%, 04/28/27 (Call 04/28/22)(a)	200	209,500
Peru LNG Srl, 5.38%, 03/22/30(a)(c)	400	358,500
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)(c)	400	447,300
		5,582,526

Philippines — 1.8%
Bank of the Philippine Islands, 4.25%, 09/04/23(a)	200	216,550
BDO Unibank Inc.
2.13%, 01/13/26(a)	600	617,250
2.95%, 03/06/23(a)	200	207,990
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	421,750
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(a)(d)(e)	400	385,500
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	200	202,875
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(a)	200	205,000
Petron Corp., 4.60%, (Call 07/19/23)(a)(d)(e)	200	191,687
Philippine National Bank, 3.28%, 09/27/24(a)	400	423,000
San Miguel Corp., 4.88%, 04/26/23 (Call 02/16/21)(a)	200	200,578
San Miguel Crop., 5.50%, (Call 07/29/25)(a)(d)(e)	600	612,750
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(a)(d)(e)	200	197,625
5.95%, (Call 05/05/25)(a)(d)(e)	400	398,125
6.50%, (Call 04/25/24)(a)(d)(e)	300	302,250
7.00%, (Call 10/21/25)(a)(d)(e)	400	413,375
		4,996,305

Qatar — 3.4%
ABQ Finance Ltd.
1.88%, 09/08/25(a)	400	399,875
3.13%, 09/24/24(a)	200	209,938
AKCB Finance Ltd., 4.75%, 10/09/23(a)	400	433,875
CBQ Finance Ltd.
2.00%, 09/15/25(a)	400	403,500
5.00%, 05/24/23(a)	200	216,375
MAR Sukuk Ltd.
2.21%, 09/02/25(a)	400	407,875
Security	Par (000)	Value

Qatar (continued)
3.03%, 11/13/24(a)	$200	$210,530
Nakilat Inc., 6.07%, 12/31/33(a)	350	444,062
Ooredoo International Finance Ltd.
3.25%, 02/21/23(a)	550	574,578
3.75%, 06/22/26(a)	800	892,750
3.88%, 01/31/28(a)	200	229,438
4.50%, 01/31/43(a)	200	255,125
5.00%, 10/19/25(a)	200	232,937
QIB Sukuk Ltd.
1.56%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(e)	400	400,250
1.95%, 10/27/25(a)	400	403,250
3.98%, 03/26/24(a)	400	430,625
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(a)	200	216,188
QNB Finance Ltd.
1.63%, 09/22/25(a)	400	404,000
2.63%, 05/12/25(a)	600	630,000
2.75%, 02/12/27(a)	500	529,687
3.50%, 03/28/24(a)	400	428,500
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27(a)	500	578,578
6.33%, 09/30/27(a)	513	600,691
		9,532,627

Russia — 4.6%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 04/15/30 (Call 04/15/25)(a)(e)	200	211,563
6.95%, (Call 04/30/23)(a)(d)(e)	200	207,375
8.00%, (Call 02/03/22)(a)(d)(e)	200	205,188
ALROSA Finance SA, 4.65%, 04/09/24 (Call 01/09/24)(a)	400	429,750
Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, 01/29/25(a)	400	410,000
Eurochem Finance DAC, 5.50%, 03/13/24(a)	200	220,090
Evraz PLC
5.25%, 04/02/24(a)	400	435,125
5.38%, 03/20/23(a)	200	213,125
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23(a)	600	666,375
Gazprom PJSC Via Gaz Capital SA
4.95%, 02/06/28(a)	1,800	2,038,500
7.29%, 08/16/37(a)	600	845,812
8.63%, 04/28/34(a)	350	526,203
Lukoil International Finance BV
4.56%, 04/24/23(a)	200	212,937
4.75%, 11/02/26(a)	600	678,937
Lukoil Securities BV, 3.88%, 05/06/30(a)	400	424,875
Metalloinvest Finance DAC, 4.85%, 05/02/24(a)	400	433,125
MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.10%, 04/11/23 (Call 01/11/23)(a)	300	312,375
MMC Norilsk Nickel OJSC Via MMC Finance DAC
2.55%, 09/11/25 (Call 06/11/25)(a)	200	203,250
3.38%, 10/28/24 (Call 07/28/24)(a)	200	208,938
MMK International Capital DAC, 4.38%, 06/13/24(a)	200	215,125
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/23(a)	200	213,812
Novolipetsk Steel Via Steel Funding DAC
4.50%, 06/15/23(a)	200	212,438
4.70%, 05/30/26(a)	400	449,750
Phosagro OAO Via Phosagro Bond Funding DAC, 3.05%, 01/23/25 (Call 10/23/24)(a)	200	207,125
Polyus Finance PLC, 5.25%, 02/07/23(a)	200	212,313
Sberbank of Russia Via SB Capital SA, 5.25%, 05/23/23(a)	200	213,000
Severstal OAO Via Steel Capital SA, 3.15%, 09/16/24(a)	400	415,625

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Russia (continued)
TMK OAO Via TMK Capital SA, 4.30%, 02/12/27(a)	$200	$199,500
VEON Holdings BV
4.00%, 04/09/25 (Call 01/09/25)(a)	600	633,562
4.95%, 06/16/24 (Call 03/16/24)(a)	200	216,530
7.25%, 04/26/23 (Call 01/26/23)(a)	200	218,925
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(a)(d)(e)	600	655,500
		12,946,748

Saudi Arabia — 4.5%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)	200	237,500
Almarai Sukuk Ltd., 4.31%, 03/05/24(a)	200	215,375
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(a)(e)	200	207,188
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(a)	300	306,469
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 03/21/23(a)	400	410,625
Riyad Bank, 3.17%, 02/25/30 (Call 02/25/25)(a)(e)	400	411,125
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(a)	200	198,250
3.00%, 09/14/50 (Call 03/14/50)(a)	200	197,000
SABIC Capital II BV
4.00%, 10/10/23(a)	200	216,688
4.50%, 10/10/28(a)	400	472,250
Samba Funding Ltd., 2.75%, 10/02/24(a)	600	625,200
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(a)	400	407,500
2.25%, 11/24/30 (Call 08/24/30)(a)	600	600,000
3.25%, 11/24/50 (Call 05/24/50)(f)	400	391,000
3.25%, 11/24/50 (Call 05/24/50)(a)	200	195,500
3.50%, 04/16/29(a)	1,000	1,098,500
3.50%, 11/24/70 (Call 05/24/70)(a)	800	774,000
4.25%, 04/16/39(a)	1,200	1,367,250
4.38%, 04/16/49(a)	1,000	1,172,187
Saudi Electricity Global Sukuk Co. 2
3.47%, 04/08/23(a)	200	210,750
5.06%, 04/08/43(a)	400	497,375
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(a)	400	434,500
5.50%, 04/08/44(a)	200	261,062
Saudi Electricity Global Sukuk Co. 4
4.22%, 01/27/24(a)	200	217,562
4.72%, 09/27/28(a)	400	477,625
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	400	404,375
2.41%, 09/17/30(a)	200	203,188
Saudi Telecom Co., 3.89%, 05/13/29(a)	400	455,750
		12,665,794

Singapore — 4.3%
BOC Aviation Ltd.
1.38%, 09/26/23 (Call 08/26/23), (3 mo. LIBOR US + 1.125%)(a)(e)	400	397,625
2.63%, 09/17/30 (Call 06/17/30)(a)	400	396,625
3.00%, 09/11/29 (Call 06/11/29)(a)(c)	300	309,094
3.25%, 04/29/25 (Call 03/29/25)(a)	400	422,875
3.50%, 10/10/24 (Call 09/10/24)(a)	400	428,500
3.50%, 09/18/27 (Call 06/18/27)(a)	400	432,625
3.88%, 04/27/26 (Call 01/27/26)(a)	500	546,094
4.00%, 01/25/24 (Call 12/25/23)(a)	200	214,250
DBS Group Holdings Ltd.
3.30%, (Call 02/27/25)(a)(d)(e)	400	409,500
Security	Par (000)	Value

Singapore (continued)
3.60%, (Call 09/07/21)(a)(d)(e)	$400	$404,375
4.52%, 12/11/28 (Call 12/11/23)(a)(e)	400	436,248
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	300	330,396
4.75%, 06/15/25 (Call 03/15/25)	510	579,487
4.88%, 06/15/29 (Call 03/15/29)	250	293,203
4.88%, 05/12/30 (Call 02/12/30)(c)	400	473,400
GLP Pte Ltd., 3.88%, 06/04/25(a)	425	450,234
Olam International Ltd., 5.35%, (Call 07/20/21)(a)(d)(e)	300	300,750
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(e)	400	404,284
4.25%, 06/19/24(a)	600	658,875
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	200	301,027
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30 (Call 03/10/30)(a)	400	404,125
2.38%, 10/03/26(a)	200	214,375
2.38%, 08/28/29 (Call 05/28/29)(a)	400	419,500
3.25%, 06/30/25(a)	300	329,812
3.88%, 08/28/28 (Call 05/28/28)(a)	200	229,712
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(a)	400	409,750
United Overseas Bank Ltd.
1.75%, 03/16/31 (Call 03/16/26)(a)(e)	200	201,355
2.88%, 03/08/27 (Call 03/08/22)(a)(e)	200	203,500
3.50%, 09/16/26 (Call 09/16/21)(a)(e)	400	406,250
3.75%, 04/15/29 (Call 04/15/24)(a)(e)	400	430,125
3.88%, (Call 10/19/23)(a)(d)(e)	400	413,375
		11,851,346

South Africa — 1.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	400	428,000
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(e)	200	208,813
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(a)	400	437,620
6.13%, 05/15/29 (Call 02/15/29)(a)	200	241,875
MTN Mauritius Investments Ltd.
4.76%, 11/11/24(a)	250	265,312
6.50%, 10/13/26(a)	400	462,700
Sasol Financing USA LLC
5.88%, 03/27/24 (Call 02/27/24)	800	840,250
6.50%, 09/27/28 (Call 06/27/28)	400	439,500
		3,324,070

South Korea — 4.2%
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(d)(e)	400	416,000
Heungkuk Life Insurance Co. Ltd., 4.48%, (Call 11/09/22)(a)(d)(e)	200	201,438
Hyundai Capital Services Inc., 3.75%, 03/05/23(a)	400	424,375
Kia Motors Corp., 3.00%, 04/25/23(a)	200	210,012
Kookmin Bank
1.75%, 05/04/25(a)	200	207,749
2.50%, 11/04/30(a)	200	204,844
2.88%, 03/25/23(a)	200	209,840
4.35%, (Call 07/02/24)(a)(d)(e)	200	211,188
Korea East-West Power Co. Ltd., 1.75%, 05/06/25(a)	600	623,625
Korea Electric Power Corp.
1.13%, 06/15/25(a)	400	405,956
2.50%, 06/24/24(a)	200	212,875
Korea Gas Corp.
2.88%, 07/16/29(a)	600	660,375

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
3.50%, 07/21/25(a)	$200	$223,500
3.50%, 07/02/26(a)	200	228,125
3.88%, 02/12/24(a)	200	219,312
6.25%, 01/20/42(a)	200	308,812
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(a)	400	432,375
Kyobo Life Insurance Co. Ltd., 3.95%, (Call 07/24/22)(a)(d)(e)	200	204,688
LG Chem Ltd.
3.25%, 10/15/24(a)	200	216,979
3.63%, 04/15/29(a)	200	225,062
NongHyup Bank
1.25%, 07/20/25(a)	400	406,617
3.88%, 07/30/23(a)	200	216,750
POSCO, 2.75%, 07/15/24(a)	400	424,500
Shinhan Bank Co. Ltd.
1.92%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(e)	200	208,750
3.88%, 11/05/23(a)	200	217,995
3.88%, 03/24/26(a)	200	222,147
3.88%, 12/07/26 (Call 12/07/21)(a)(e)	400	408,375
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)	400	405,149
3.34%, 02/05/30 (Call 02/05/25)(a)(e)	200	212,688
5.88%, (Call 08/13/23)(a)(d)(e)	200	217,313
SK Hynix Inc.
2.38%, 01/19/31(f)	500	503,585
3.00%, 09/17/24(a)	400	428,375
SK Innovation Co. Ltd., 4.13%, 07/13/23(a)	200	212,602
SK Telecom Co. Ltd., 3.75%, 04/16/23(a)	200	213,474
Woori Bank
4.25%, (Call 10/04/24)(a)(d)(e)	600	627,562
4.50%, (Call 09/27/21)(a)(d)(e)	400	407,250
5.25%, (Call 05/16/22)(a)(d)(e)	200	207,063
		11,587,325

Spain — 0.1%
EnfraGen Energia Sur SA, 5.38%, 12/30/30 (Call 12/30/25)(a)	400	404,000

Taiwan — 1.2%
Competition Team Technologies Ltd., 3.75%, 03/12/24(a)	400	431,125
Formosa Group Cayman Ltd., 3.38%, 04/22/25(a)	400	426,000
Foxconn Far East Ltd.
1.63%, 10/28/25(a)	400	406,258
2.50%, 10/28/30(a)	400	407,911
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)	600	596,844
1.00%, 09/28/27 (Call 07/28/27)(a)	400	395,276
1.38%, 09/28/30 (Call 06/28/30)(a)	600	582,270
		3,245,684

Thailand — 2.1%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(a)(e)	800	838,500
4.05%, 03/19/24(a)	400	436,000
4.45%, 09/19/28(a)(c)	200	230,437
5.00%, 10/03/23(a)	200	221,812
5.00%, 12/31/49(a)	400	420,000
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31 (Call 10/02/26)(a)(e)	400	418,500
5.28%, (Call 10/14/25)(a)(d)(e)	200	209,978
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(c)	400	422,500
Security	Par (000)	Value

Thailand (continued)
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(a)	$400	$423,250
3.90%, 12/06/59(a)	200	224,446
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(a)	200	208,188
3.90%, 02/11/24(a)	200	215,813
4.40%, 02/11/29(a)	400	463,000
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)	200	188,625
3.75%, 06/18/50(a)	400	393,575
5.38%, 11/20/48(a)	400	490,875
		5,805,499

Togo — 0.1%
Ecobank Transnational Inc., 9.50%, 04/18/24(a)	200	218,875

Turkey — 3.6%
Akbank T.A.S.
5.13%, 03/31/25(a)	400	407,250
6.80%, 02/06/26(a)	200	213,050
7.20%, 03/16/27 (Call 03/16/22)(a)(e)	200	200,875
Arcelik AS, 5.00%, 04/03/23(a)	200	206,625
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(a)	400	420,375
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(a)	400	412,250
6.50%, 03/11/25 (Call 12/11/24)(a)	400	434,000
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(a)	300	318,375
QNB Finansbank AS, 6.88%, 09/07/24(a)	400	437,750
Turk Telekomunikasyon AS
4.88%, 06/19/24(a)	400	414,000
6.88%, 02/28/25(a)	200	220,000
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	200	213,312
5.80%, 04/11/28 (Call 01/11/28)(a)	400	425,500
Turkiye Garanti Bankasi AS
5.88%, 03/16/23(a)	200	207,313
6.13%, 05/24/27 (Call 05/24/22)(a)(e)	400	397,000
Turkiye Is Bankasi AS
6.13%, 04/25/24(a)	600	612,187
7.00%, 06/29/28 (Call 06/29/23)(a)(e)	400	393,500
7.75%, 01/22/30 (Call 01/22/25)(a)(e)	300	301,219
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	400	397,750
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	400	442,875
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(a)	400	395,625
6.50%, 01/08/26(f)	400	414,000
8.13%, 03/28/24(a)	200	213,812
Ulker Biskuvi Sanayi AS
6.95%, 10/30/25(f)	200	217,125
6.95%, 10/30/25(a)	200	217,125
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(a)	200	205,063
6.10%, 03/16/23(a)	200	204,375
7.88%, 01/22/31 (Call 01/22/26)(e)(f)	200	205,000
8.25%, 10/15/24(a)	400	440,000
8.50%, 03/09/26 (Call 03/12/21)(a)(e)	300	301,106
13.88%, (Call 01/15/24)(a)(d)(e)	200	230,500
		10,118,937

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ukraine — 0.5%
Metinvest BV
7.75%, 10/17/29(a)	$200	$214,875
8.50%, 04/23/26 (Call 01/23/26)(a)	400	444,875
MHP Lux SA, 6.95%, 04/03/26(a)	400	435,125
MHP SE, 7.75%, 05/10/24(a)	200	217,937
		1,312,812

United Arab Emirates — 4.6%
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(a)	400	427,000
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24(a)	200	217,875
4.00%, 10/03/49(a)	200	236,312
4.38%, 04/23/25(a)	400	451,875
4.38%, 06/22/26(a)	400	461,000
4.88%, 04/23/30(a)	200	247,290
6.50%, 10/27/36(a)	300	437,906
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(a)	200	212,688
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(d)(e)	200	216,937
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(a)	200	217,000
Aldar Sukuk Ltd., 4.75%, 09/29/25(a)	200	223,875
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(a)	200	216,650
BOS Funding Ltd., 4.00%, 09/18/24(a)	200	209,365
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(d)(e)	200	208,300
DIB Sukuk Ltd.
2.95%, 02/20/25(a)	400	418,125
2.95%, 01/16/26(a)	400	417,500
3.63%, 02/06/23(a)	200	208,938
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	200	215,750
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(d)(e)	400	414,875
EI Sukuk Co. Ltd., 1.83%, 09/23/25(a)	200	200,188
Emaar Sukuk Ltd.
3.64%, 09/15/26(a)	200	204,750
3.88%, 09/17/29(a)	200	202,875
EMG Sukuk Ltd., 4.56%, 06/18/24(a)	200	211,625
Emirates NBD Bank PJSC
6.13%, (Call 03/20/25)(a)(d)(e)	400	426,875
6.13%, (Call 04/26/26)(a)(d)(e)	200	216,875
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(a)	200	218,312
Esic Sukuk Ltd., 3.94%, 07/30/24(a)	200	207,500
Fab Sukuk Co. Ltd.
2.50%, 01/21/25(a)	200	210,250
3.63%, 03/05/23(a)	200	211,688
3.88%, 01/22/24(a)	200	216,500
First Abu Dhabi Bank PJSC
1.13%, 07/08/24, (3 mo. LIBOR US + 0.900%)(a)(e)	400	400,375
4.50%, (Call 04/05/26)(a)(d)(e)	200	212,000
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(f)	200	202,250
2.63%, 03/31/36(a)	200	201,218
2.63%, 03/31/36(f)	400	402,436
3.25%, 09/30/40(f)	400	409,000
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(a)	200	208,875
MAF Global Securities Ltd., 4.75%, 05/07/24(a)	400	435,875
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	216,750
4.64%, 05/14/29(a)	200	227,500
Mashreqbank PSC, 4.25%, 02/26/24(a)	200	214,563
National Central Cooling Co. PJSC, 2.50%, 10/21/27(a)	200	202,500
Security	Par/ Shares (000)	Value

United Arab Emirates (continued)
Noor Sukuk Co. Ltd., 4.47%, 04/24/23(a)	$200	$212,563
Rakfunding Cayman Ltd., 4.13%, 04/09/24(a)	200	214,250
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	200	265,937
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(a)	200	110,500
SIB Sukuk Co. III Ltd., 4.23%, 04/18/23(a)	200	213,000
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(a)	200	232,437
		12,768,728

Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(a)	250	252,656

Zambia — 1.3%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 03/01/21)(a)	400	408,416
6.88%, 03/01/26 (Call 03/01/21)(a)	600	625,500
6.88%, 10/15/27 (Call 10/15/23)(a)	1,000	1,075,625
7.25%, 04/01/23 (Call 03/01/21)(a)	800	816,044
7.50%, 04/01/25 (Call 03/01/21)(a)	600	621,390
		3,546,975
Total Corporate Bonds & Notes — 97.1%
(Cost: $262,244,213)		270,593,244

Foreign Government Obligations
Nigeria — 0.5%
Africa Finance Corp.
3.13%, 06/16/25(a)	400	416,250
3.75%, 10/30/29(a)	400	425,950
3.88%, 04/13/24(a)	400	427,875
4.38%, 04/17/26(a)	200	219,500
		1,489,575
South Korea — 0.1%
Industrial Bank of Korea, 1.04%, 06/22/25(a)(c)	200	201,879
Supranational — 0.4%
African Export-Import Bank (The)
3.99%, 09/21/29 (Call 06/23/29)(a)	400	433,000
5.25%, 10/11/23(a)	600	658,312
		1,091,312
Total Foreign Government Obligations — 1.0%
(Cost: $2,681,784)		2,782,766

Short-Term Investments
Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(l)(m)(n)	15,873	15,882,260

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(l)(m)	2,847	$2,847,000
		18,729,260

Total Short-Term Investments — 6.7%
(Cost: $18,721,683)		18,729,260

Total Investments in Securities — 104.8%
(Cost: $283,647,680)		292,105,270
Other Assets, Less Liabilities — (4.8)%		(13,449,801)
Net Assets — 100.0%		$278,655,469

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Issuer filed for bankruptcy and/or is in default.
(c)	All or a portion of this security is on loan.
(d)	Perpetual security with no stated maturity date.
(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(h)	Zero-coupon bond.
(i)	When-issued security.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Non-income producing security.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period-end.
(n)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,553,871	$4,330,140	(a)	$—	$(869)	$(882)	$15,882,260	15,873	$14,596	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,577,000	270,000	(a)	—	—	—	2,847,000	2,847	168		—
					$(869)	$(882)	$18,729,260		$14,764		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$269,932,578	$660,666	$270,593,244
Foreign Government Obligations	—	2,782,766	—	2,782,766
Money Market Funds	18,729,260	—	—	18,729,260
	$18,729,260	$272,715,344	$660,666	$292,105,270

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2021

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
SF	Single-Family